UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter:
Delaware Group Cash Reserve

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Cash Reserve Fund

September 30, 2007

                                              Fixed income mutual fund

Table of contents

> Disclosure of Fund expenses	1
> Sector allocation	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	11
> Other Fund information	14
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period April 1, 2007 to September 30, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 to September 30, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Cash Reserve Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	4/1/07 to
	4/1/07	9/30/07	Ratio	9/30/07*
Actual Fund Return
Class A	$1,000.00	$1,023.70	0.68%	$3.45
Class B	1,000.00	1,018.60	1.68%	8.50
Class C	1,000.00	1,018.60	1.68%	8.50
Consultant Class	1,000.00	1,022.40	0.93%	4.71
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.66	0.68%	$3.45
Class B	1,000.00	1,016.65	1.68%	8.49
Class C	1,000.00	1,016.65	1.68%	8.49
Consultant Class	1,000.00	1,020.41	0.93%	4.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Sector allocation

Delaware Cash Reserve Fund

As of September 30, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Certificates of Deposit	13.59%
Discounted Commercial Paper	74.73%
College and Universities	2.01%
Financial Services	33.15%
Industrial	13.09%
Mortgage Bankers & Brokers	22.58%
State Agency Bonds	3.90%
Floating Rate Notes	9.72%
Variable Rate Demand Notes	1.99%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03% )
Total Net Assets	100.00%

Statement of net assets

Delaware Cash Reserve Fund

September 30, 2007 (Unaudited)

	Principal
	Amount	Value
Certificates of Deposit – 13.59%
Barclays Bank 5.70% 12/6/07	$10,000,000	$ 10,000,000
DEPFA Bank 5.45% 11/9/07	10,000,000	10,000,000
First Tennessee Bank
5.32% 10/1/07	5,000,000	5,000,000
5.32% 10/22/07	5,000,000	5,000,000
5.57% 11/27/07	5,000,000	5,000,000
Harris 5.34% 12/3/07	7,500,000	7,500,000
Lloyds TSB Bank 5.70% 10/5/07	10,000,000	10,000,000
UBS 5.59% 1/10/08	10,000,000	10,000,138
Wilmington Trust 5.29% 1/8/08	5,000,000	5,000,000
Total Certificates of Deposit
(cost $67,500,138)		67,500,138

≠Discounted Commercial Paper – 74.73%
Colleges and Universities – 2.01%
Massachusetts College of
Pharmacy 5.367% 10/4/07	10,000,000	9,995,542
		9,995,542
Financial Services – 33.15%
≥µAquinas Funding
5.361% 12/19/07	7,500,000	7,414,088
≥Cargill Asia Pacific Treasury
5.102% 10/1/07	14,400,000	14,399,999
CBA Delaware Finance
5.126% 12/28/07	12,000,000	11,851,572
≥µChesham Finance
5.33% 10/3/07	10,000,000	9,997,078
5.342% 10/12/07	5,000,000	4,991,949
≥Cullinan Finance
5.308% 11/26/07	6,500,000	6,447,928
5.333% 10/29/07	4,000,000	3,983,636
≥Danske
5.288% 10/12/07	5,000,000	4,992,117
5.446% 12/20/07	5,000,000	4,940,333
5.685% 11/5/07	10,000,000	9,945,264
ING America Insurance Holdings
5.444% 12/7/07	7,835,000	7,756,696
Merrill Lynch 5.329% 10/22/07	10,000,000	9,969,258
≥Natixis Commercial Paper
5.184% 10/1/07	13,000,000	12,999,999
5.541% 12/4/07	10,000,000	9,902,756
≥Nestle Capital 5.35% 1/23/08	10,000,000	9,834,383
Nordea North America
5.302% 2/19/08	6,000,000	5,878,740
5.465% 11/16/07	7,500,000	7,448,346
5.482% 11/9/07	7,000,000	6,958,974
Societe Generale North America
5.154% 12/3/07	10,000,000	9,910,663
5.322% 11/7/07	5,000,000	4,973,021
		164,596,800
Industrial – 13.09%
≥AstraZeneca
5.023% 1/23/08	10,000,000	9,843,567
5.346% 12/12/07	7,500,000	7,421,550
≥BASF 5.482% 1/10/08	15,000,000	14,773,592
≥BMW Capital 5.002% 10/1/07	23,000,000	22,999,999
≥Cargill 5.474% 11/15/07	10,000,000	9,932,500
		64,971,208
Mortgage Bankers & Brokers – 22.58%
Bank of America
5.34% 11/16/07	7,900,000	7,846,903
5.376% 2/8/08	5,000,000	4,905,028
BNP Paribas Finance
4.995% 10/25/07	4,450,000	4,435,241
5.412% 1/11/08	10,000,000	9,849,408
5.511% 11/13/07	7,000,000	6,954,348
Credit Suisse 5.486% 11/14/07	10,000,000	9,933,878
≥DnB NOR Bank 5.340% 11/5/07	5,000,000	4,974,382
HBOS Treasury Services
5.317% 10/9/07	5,070,000	5,064,074
5.317% 10/25/07	6,200,000	6,178,321
5.322% 10/12/07	5,000,000	4,991,979
ING Funding 5.614% 11/5/07	10,000,000	9,945,945
Morgan Stanley
5.527% 3/20/08	10,000,000	9,744,925
5.616% 11/29/07	10,000,000	9,909,533
≥Westpac Securities
5.311% 10/15/07	5,000,000	4,989,947
5.331% 11/30/07	7,500,000	7,435,125
5.485% 12/19/07	5,000,000	4,940,640
		112,099,677
State Agency Bonds – 3.90%
Sunshine State Government
Financing Commission
5.319% 10/4/07	6,000,000	5,997,365
≥Swedish Housing Finance
5.328% 11/2/07	3,463,000	3,446,839
5.333% 12/4/07	10,000,000	9,907,734
		19,351,938
Total Discounted Commercial Paper
(cost $371,015,165)		371,015,165

•Floating Rate Notes – 9.72%
American Express Bank
5.864% 9/18/08	10,000,000	10,000,000
≥American International Group
5.21% 6/23/08	6,000,000	6,000,428
≥ANZ National International
5.819% 11/6/08	5,000,000	5,000,000
≥Australia & New Zealand
Banking Group
5.639% 10/3/08	5,000,000	5,000,000

(continues)     3

Statement of net assets

Delaware Cash Reserve Fund

	Principal
	Amount	Value
•Floating Rate Notes (continued)
Bank of America
4.815% 5/16/08	$5,000,000	$ 5,000,000
≥DnB NOR Bank
5.131% 10/24/08	9,250,000	9,250,000
≥Goldman Sachs Group
5.356% 10/24/08	8,000,000	8,000,000
Total Floating Rate Notes
(cost $48,250,428)		48,250,428

•Variable Rate Demand Notes – 1.99%
North Texas Higher Education
Authority Series B
5.13% 12/1/44 (AMBAC)
(SPA – DEPFA Bank)	8,000,000	8,000,000
PCP Investors 5.20% 12/1/24	1,900,000	1,900,000
Total Variable Rate Demand Notes
(cost $9,900,000)		9,900,000

Total Value of Securities – 100.03%
(cost $496,665,731)©		496,665,731
Liabilities Net of Receivables
and Other Assets – (0.03%)		(159,270)
Net Assets Applicable to 496,853,922
Shares Outstanding – 100.00%		$496,506,461

Net Asset Value – Delaware Cash Reserve Fund Class A
($464,649,093 / 464,938,891 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund Class B
($7,102,925 / 7,127,648 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund Class C
($10,638,923 / 10,647,549 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($14,115,520 / 14,139,834 Shares)		$1.00

Components of Net Assets at September 30, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$496,854,487
Accumulated net realized loss on investments		(348,026)
Total net assets		$496,506,461

≠	The rate shown is the effective yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of September 30, 2007.

©	Also the cost for federal income tax purposes.

µ	Asset-backed commercial paper.

≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2007, the aggregate amount of these securities equaled $233,765,833, which represented 47.08% of the Fund’s net assets. See Note 6 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
SPA — Stand-by Purchase Agreement

See accompanying notes

Statement of operations

Delaware Cash Reserve Fund

Six Months Ended September 30, 2007 (Unaudited)

Investment Income:
Interest		$12,570,105

Expenses:
Management fees	$1,051,814
Distribution expenses – Consultant Class	22,008
Distribution expenses – Class B	36,407
Distribution expenses – Class C	41,494
Dividend and disbursing and transfer agent fees and expenses	340,468
Accounting and administration expenses	93,545
Registration fees	31,203
Legal fees	23,699
Reports and statements to shareholders	23,458
Audit and tax	14,186
Trustees’ fees and benefits	9,638
Insurance fees	6,417
Custodian fees	4,738
Consulting fees	3,691
Pricing fees	1,978
Taxes (other than taxes on income)	1,254
Dues and services	1,107
Trustees’ expenses	1,000	1,708,105
Less expenses absorbed or waived		(7,258)
Less waived distribution expenses – Consultant Class		(3,668)
Less expense paid indirectly		(737)
Total operating expenses		1,696,442
Net Investment Income		10,873,663

Net Increase in Net Assets Resulting from Operations		$10,873,663

See accompanying notes

Statements of changes in net assets

Delaware Cash Reserve Fund

	Six Months	Year
	Ended	Ended
	9/30/07	3/31/07
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$10,873,663	$20,850,514
Net increase in net assets resulting from operations	10,873,663	20,850,514

Dividends to Shareholders from:
Net investment income:
Class A	(10,260,959)	(19,444,913)
Class B	(134,203)	(336,428)
Class C	(153,203)	(289,155)
Consultant Class	(325,298)	(780,018)
	(10,873,663)	(20,850,514)

Capital Share Transactions:
Proceeds from shares sold:
Class A	297,107,900	533,327,918
Class B	3,884,497	8,623,533
Class C	6,825,239	9,996,303
Consultant Class	3,093,149	8,693,316

Net asset value of shares issued upon reinvestment of dividends:
Class A	9,840,725	18,737,095
Class B	113,894	295,665
Class C	137,938	267,485
Consultant Class	318,229	754,218
	321,321,571	580,695,533
Cost of shares repurchased:
Class A	(241,734,274)	(553,081,667)
Class B	(3,952,709)	(11,668,219)
Class C	(3,104,866)	(8,834,470)
Consultant Class	(4,721,339)	(12,836,527)
	(253,513,188)	(586,420,883)
Increase (Decrease) in net assets derived from capital share transactions	67,808,383	(5,725,350)
Net Increase (Decrease) in Net Assets	67,808,383	(5,725,350)

Net Assets:
Beginning of period	428,698,078	434,423,428
End of period (there was no undistributed income at either period end)	$496,506,461	$428,698,078

See accompanying notes

Financial highlights

Delaware Cash Reserve Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.023	0.046	0.031	0.012	0.007	0.009
Total from investment operations	0.023	0.046	0.031	0.012	0.007	0.009

Less dividends from:
Net investment income	(0.023)	(0.046)	(0.031)	(0.012)	(0.007)	(0.009)
Total dividends	(0.023)	(0.046)	(0.031)	(0.012)	(0.007)	(0.009)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	2.37%	4.65%	3.11%	1.21%	0.67%	0.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$464,649	$399,433	$400,447	$436,552	$485,657	$538,469
Ratio of expenses to average net assets	0.68%	0.71%	0.70%	0.56%	0.45%	0.76%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.69%	0.72%	0.75%	0.78%	0.93%	0.99%
Ratio of net investment income to average net assets	4.69%	4.56%	3.06%	1.17%	0.67%	0.91%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.68%	4.55%	3.01%	0.95%	0.19%	0.68%

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware Cash Reserve Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.018	0.036	0.022	0.007	0.001	0.002
Total from investment operations	0.018	0.036	0.022	0.007	0.001	0.002

Less dividends from:
Net investment income	(0.018)	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)
Total dividends	(0.018)	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	1.86%	3.62%	2.21%	0.70%	0.11%	0.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,103	$7,058	$9,807	$17,755	$21,783	$37,025
Ratio of expenses to average net assets	1.68%	1.71%	1.55%	1.06%	1.02%	1.51%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.69%	1.72%	1.75%	1.78%	1.93%	1.99%
Ratio of net investment income to average net assets	3.69%	3.56%	2.21%	0.67%	0.10%	0.16%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	3.68%	3.55%	2.01%	(0.05% )	(0.81% )	(0.32% )

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Cash Reserve Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.018	0.036	0.022	0.007	0.001	0.002
Total from investment operations	0.018	0.036	0.022	0.007	0.001	0.002

Less dividends from:
Net investment income	(0.018)	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)
Total dividends	(0.018)	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	1.86%	3.62%	2.21%	0.70%	0.11%	0.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,639	$6,781	$5,353	$9,734	$10,293	$10,424
Ratio of expenses to average net assets	1.68%	1.71%	1.55%	1.06%	1.02%	1.51%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.69%	1.72%	1.75%	1.78%	1.93%	1.99%
Ratio of net investment income to average net assets	3.69%	3.56%	2.21%	0.67%	0.10%	0.16%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	3.68%	3.55%	2.01%	(0.05% )	(0.81% )	(0.32% )

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Cash Reserve Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	9/30/07[1]	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
	(Unaudited)
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from investment operations:
Net investment income	0.022	0.043	0.028	0.010	0.004	0.007
Total from investment operations	0.022	0.043	0.028	0.010	0.004	0.007

Less dividends from:
Net investment income	(0.022)	(0.043)	(0.028)	(0.010)	(0.004)	(0.007)
Total dividends	(0.022)	(0.043)	(0.028)	(0.010)	(0.004)	(0.007)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[2]	2.24%	4.39%	2.85%	0.95%	0.42%	0.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,115	$15,426	$18,816	$19,832	$32,328	$37,030
Ratio of expenses to average net assets	0.93%	0.96%	0.95%	0.81%	0.70%	1.01%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.99%	1.02%	1.05%	1.08%	1.23%	1.24%
Ratio of net investment income to average net assets	4.44%	4.31%	2.81%	0.92%	0.42%	0.66%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	4.38%	4.25%	2.71%	0.65%	(0.11% )	0.43%

1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Cash Reserve Fund

September 30, 2007 (Unaudited)

Delaware Group Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Effective at the close of business on May 31, 2007, the Fund no longer accepts new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company, under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed 0.70% of average daily net assets of the Fund. This waiver may be revoked at any time.

(continues)     11

Notes to financial statements

Delaware Cash Reserve Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares. This waiver may be revoked at any time.

At September 30, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$189,472
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses payable to DSC	146,420
Distribution fees payable to DDLP	36,108
Other expenses payable to DMC and affiliates*	41,354

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended September 30, 2007, the Fund was charged $10,290 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended September 30, 2007, DDLP received gross CDSC commissions of $6,959 and $1,904 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustees’ retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended September 30, 2007 and the year ended March 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	9/30/07*	3/31/07
Ordinary income	$10,873,663	$20,850,514

*	Tax information for the six months ended September 30, 2007 is an estimate and the tax character of dividends may be redesignated at fiscal year end.

4. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$496,854,487
Capital loss carryforwards as of 3/31/07	(348,026)
Net assets	$496,506,461

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2007 will expire as follows: $348,026 expires in 2011.

5. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	9/30/07	3/31/07
Shares sold:
Class A	297,107,900	533,327,918
Class B	3,884,497	8,623,533
Class C	6,825,239	9,996,303
Consultant Class	3,093,149	8,693,316

Shares issued upon reinvestment of dividends:
Class A	9,840,508	18,736,959
Class B	113,895	295,645
Class C	137,937	267,467
Consultant Class	318,228	754,214
	321,321,353	580,695,355
Shares repurchased:
Class A	(241,734,274)	(553,081,667)
Class B	(3,952,709)	(11,668,219)
Class C	(3,104,866)	(8,834,470)
Consultant Class	(4,721,339)	(12,836,527)
	(253,513,188)	(586,420,883)
Net increase (decrease)	67,808,165	(5,725,528)

5. Capital Shares (continued)

For the six months ended September 30, 2007 and the year ended March 31, 2007, 748,995 Class B shares were converted to 748,995 Consultant Class shares valued at $748,995 and 2,254,893 Class B shares were converted to 2,254,893 Consultant Class shares valued at $2,254,893, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of changes in net assets.

6. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. As of September 30, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Statement of net assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Termination of New Share Purchases of Class B Shares

As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund (each a Fund) for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

9. Change of Custodian

On July 26, 2007, Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258, became the Fund’s custodian. Prior to July 26, 2007, JPMorgan Chase served as the Fund’s custodian.

Other Fund information (unaudited)

Delaware Cash Reserve Fund

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (Annual Meeting), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Cash Reserve Fund (Fund). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (DMC) included materials provided by DMC and its affiliates (Delaware Investments) concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (Lipper), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (DSC), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006, management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Fund. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (Performance Universe). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three, five and ten year periods ended December 31, 2006. The Board also considered comparative annualized performance for the Fund for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non 12b-1 service fees (“Distribution Expenses”). However, management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market funds with and without Distribution Expenses, respectively. When comparing the Fund’s Consultant Class shares, the Lipper report comparison showed that the Fund’s total return for the one, three and five year periods was in the third quartile of the Performance Universe. The report further showed that the

Board Consideration of Delaware Cash Reserve Fund Investment Advisory Agreement (continued)

Fund’s total return for the ten- year period was in the fourth quartile. When comparing the Fund’s Class A shares, the Lipper report comparison showed that the Fund’s total return for the one, three and five year periods was in the second quartile of the Performance Universe. The report further showed that the Fund’s total return for the ten- year period was in the third quartile. The Board judged that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered interest rate sensitivity inherent in money market funds and historical fee waivers. Additionally, the Board recognized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was satisfied that management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (Expense Group). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When comparing the Fund’s Consultant Class shares, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of the Expense Group and total expenses were in the quartile with the highest expenses of its Expense Group. When comparing the Fund’s Class A shares, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered voluntary waivers currently in place and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(2411)	Printed in the USA
SA-008 [9/07] CGI 11/07	MF-07-10-346 PO12383

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

    The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP CASH RESERVE

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: December 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: December 5, 2007

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: December 5, 2007